Loan and Security Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan and Security Agreement [Abstract]
Loan and Security Agreement
4. Loan and Security Agreement

The Company is party to a loan and security agreement, as amended, (the Loan Agreement) with Silicon Valley Bank (SVB) providing the Company with access to up to $15,000,000 of financing in the form of (i) revolving loans, (ii) letters of credit, (iii) foreign exchange contracts and (iv) cash management services such as merchant services, direct deposit of payroll, business credit card and check cashing services.

Advances under the Loan Agreement cannot exceed a borrowing base limit calculated using (A) an advanced rate of 80% on the Company's eligible accounts receivable and (B) an advanced rate of 25% on the Company's eligible inventory (subject to a limit of the lesser of (a) $3 million and (b) 30% of all outstanding advances), subject to certain reserves established by SVB and other adjustments.

Interest on advances of credit under the Loan Agreement for: (i) financed accounts receivables are equal to (a) SVB’s prime rate, which is currently 3.25% per annum, plus 3.0% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB’s prime rate plus 1.50% per annum; and (ii) financed inventory is equal to (a) SVB’s prime rate plus 5.25% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB’s prime rate plus 3.25% per annum. The minimum monthly interest charge is $6,000 per month. The Loan Agreement will be used by the Company to support its current working capital needs.

The Loan Agreement is secured by substantially all of the Company's properties, rights and assets, including substantially all of its equipment, inventory, receivables, intellectual property and general intangibles.

The Loan Agreement includes customary representations and warranties for credit facilities of this type. In addition, the Loan Agreement contains a number of covenants that will impose significant operating and financial restrictions on the Company's operations, including restrictions pertaining to, among other things: (i) the condition of inventory; (ii) maintenance of an adjusted quick ratio of at least 1.50 to 1.0; (iii) intellectual property right protection and registration; (iv) dispositions of assets; (v) changes in business, management, ownership or business locations; (vi) mergers, consolidations or acquisitions; (vii) incurrence or assumption of indebtedness; (viii) incurrence of liens on any of the Company's property; (ix) paying dividends or making distributions on, or redemptions, retirements or repurchases of, capital stock; (x) transactions with affiliates; and (xi) payments on or amendments to subordinated debt. At September 30, 2012 the Company was in compliance with all covenants except the adjusted quick ratio covenant. Silicon Valley Bank has waived our noncompliance with this covenant as of September 30, 2012.

The Loan Agreement also contains events of default customary for credit facilities of this type with, in some cases, corresponding grace periods, including, (i) failure to pay any principal or interest when due, (ii) failure to comply with covenants, (iii) any material adverse change occurring, (iv) an attachment, levy or restraint on our business, (v) certain bankruptcy or insolvency events , (vi) payment defaults relating to, or acceleration of, other indebtedness or that could result in a material adverse change to the Company's business, (vii) the Company or its subsidiaries becoming subject to judgments, claims or liabilities in an amount individually or in aggregate in excess of $150,000 (viii) any misrepresentations, or (ix) any revocation, invalidation, breach or invalidation of any subordinated debt.

The Loan Agreement will expire on March 29, 2013. The Loan Agreement may be terminated prior to March 29, 2013; however, the Company would be required to pay a $150,000 early termination fee in connection with a termination (i) by the Company for any reason or (ii) by SVB upon notice and after the occurrence and during the continuance of an event of default. As of September 30, 2012, $1,000,000 was outstanding under the loan agreement and was recorded as borrowings under line of credit on the condensed consolidated balance sheets. Based on the borrowing base calculation and our current outstanding loan balance, the availability under this facility at September 30, 2012 was approximately $1.9 million.

8. Loan and Security Agreement

On August 9, 2011, the Company entered into a loan and security agreement, as amended on September 28, 2011, (the Loan Agreement) with Silicon Valley Bank (SVB) providing that in return for paying an up-front fee of $52,250 the Company has access to up to $7 million of financing in the form of (i) revolving loans, (ii) letters of credit, (iii) foreign exchange contracts and (iv) cash management services such as merchant services, direct deposit of payroll, business credit card and check cashing services. Advances under the Loan Agreement cannot exceed a borrowing base limit calculated using (A) an advanced rate of 80% on the Company's eligible accounts receivable and (B) an advanced rate of 25% on the Company's eligible inventory (subject to a limit of the lesser of (a) $2 million and (b) 30% of all outstanding advances), subject to certain reserves established by SVB and other adjustments.

Interest on advances of credit under the Loan Agreement for: (i) financed accounts receivables is equal to (a) SVB’s prime rate, which is currently 3.25% per annum, plus 3.0% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB’s prime rate plus 1.50% per annum; and (ii) financed inventory is equal to (a) SVB’s prime rate plus 5.25% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB’s prime rate plus 3.25% per annum. The minimum monthly interest charge is $4,000 per month. The Loan Agreement will be used by the Company to support its current working capital needs.

The Loan Agreement is secured by substantially all of the Company's properties, rights and assets, including substantially all of its equipment, inventory, receivables, intellectual property and general intangibles.

The Loan Agreement includes customary representations and warranties for credit facilities of this type. In addition, the Loan Agreement contains a number of covenants that impose significant operating and financial restrictions on the Company's operations, including restrictions pertaining to, among other things: (i) the condition of inventory; (ii) maintenance of an adjusted quick ratio of at least 1.50 to 1.0; (iii) intellectual property right protection and registration; (iv) dispositions of assets; (v) changes in business, management, ownership or business locations; (vi) mergers, consolidations or acquisitions; (vii) incurrence or assumption of indebtedness; (viii) incurrence of liens on any of the Company's property; (ix) paying dividends or making distributions on, or redemptions, retirements or repurchases of, capital stock; (x) transactions with affiliates; and (xi) payments on or amendments to subordinated debt. As of December 31, 2011, the Company is in compliance with these covenants.

The Loan Agreement also contains events of default customary for credit facilities of this type with, in some cases, corresponding grace periods, including, (i) failure to pay any principal or interest when due, (ii) failure to comply with covenants, (iii) any material adverse change occurring, (iv) an attachment, levy or restraint on our business, (v) certain bankruptcy or insolvency events, (vi) payment defaults relating to, or acceleration of, other indebtedness or that could result in a material adverse change to the Company's business, (vii) the Company or its subsidiaries becoming subject to judgments, claims or liabilities in an amount individually or in aggregate in excess of $150,000 (viii) any misrepresentations, or (ix) any revocation, invalidation, breach or invalidation of any subordinated debt. As of December 31, 2011, the Company is in compliance with all debt covenants.

The Loan Agreement will expire on August 8, 2012. The Loan Agreement may be terminated prior to August 8, 2012; however, the Company would be required to pay a $70,000 early termination fee in connection with a termination (i) by the Company for any reason or (ii) by SVB upon notice and after the occurrence and during the continuance of an event of default.

As of December 31, 2011 $5,405,110 was outstanding under the loan agreement and was recorded as borrowings under line of credit on the consolidated balance sheets.

In September 2011, the Company signed a letter of credit with Silicon Valley Bank in the amount of $525,000. The standby letter of credit is required by the agreement negotiated between Air Products and Chemicals, Inc. (Air Products) and the Company to supply hydrogen infrastructure and hydrogen to Central Grocers at their distribution center. There are no collateral requirements associated with this letter of credit.